Note 14 - Commitments and Contingencies (Details Textual)	4 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Jul. 31, 2009 USD ($)
Operating Leases, Rent Expense, Net	$ 87,000	$ 180,000		$ 224,000
Maryland [Member]
Letters of Credit Outstanding, Amount					$ 50,000
Office and Warehouse Facilities in Gaithersburg, Maryland Leases [Member]
Operating Leases, Area | ft²			12,000
Operating Leases of Lessee, Number of Operating Leases			2
Office and Warehouse Facilities in Gaithersburg, Maryland, Lease 1 [Member]
Operating Leases, Monthly Rent Expense			$ 14,000
Office and Warehouse Facilities in Gaithersburg, Maryland, Lease 2 [Member]
Operating Leases, Monthly Rent Expense			$ 4,000
Commercial Operation Facility in Nashville, Tennessee [Member]
Operating Leases, Area | ft²			2,100
Operating Leases, Monthly Rent Expense			$ 4,000
Facility in Durham, North Carolina [Member]
Operating Leases, Area | ft²			16,300
Operating Leases of Lessee, Number of Operating Leases			1
Operating Leases, Monthly Rent Expense			$ 21,000
Sublease of Facility in Durham, North Carolina [Member]
Operating Leases, Sublease Rental Monthly Payments			$ 14,000